ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS	June 30, 2022 (Unaudited)

		Principal Amount	Value
FOREIGN BONDS – 98.6%
AUSTRALIA – 4.7%
Australia Government Bond, Series 163, 1.00%, 11/21/2031	AUD	4,100,000	$2,229,631

CHINA – 13.4%
China Government Bond, Series INBK, 3.72%, 4/12/2051	CNY	40,000,000	6,378,917

HONG KONG – 4.6%
Hong Kong Government Bond, 2.24%, 8/27/2029	HKD	18,000,000	2,213,828

INDIA – 8.8%
India Government Bond, 6.54%, 1/17/2032	INR	350,000,000	4,170,439

INDONESIA – 13.5%
Indonesia Treasury Bond, Series FR87, 6.50%, 2/15/2031	IDR	80,000,000,000	5,133,747
Indonesia Treasury Bond, Series FR91, 6.38%, 4/15/2032	IDR	20,000,000,000	1,263,662
			6,397,409
JAPAN – 4.6%
Japan Government Ten Year Bond, Series 363, 0.10%, 6/20/2031	JPY	300,000,000	2,178,094

MALAYSIA – 10.5%
Malaysia Government Bond, Series 0220, 2.63%, 4/15/2031	MYR	25,000,000	4,982,210

NEW ZEALAND – 4.7%
New Zealand Government Bond, Series 0532, 2.00%, 5/15/2032	NZD	4,200,000	2,213,856

PHILIPPINES – 3.3%
Philippine Government Bond, Series 7-64, 3.63%, 4/22/2028	PHP	100,000,000	1,594,838

RUSSIA – 3.3%
Russian Federal Bond - OFZ, Series 6228, 7.65%, 4/10/2030(a)(b)	RUB	570,000,000	1,561,644

SINGAPORE – 4.7%
Singapore Government Bond, 1.63%, 7/1/2031	SGD	3,460,000	2,226,517

		Principal Amount	Value
FOREIGN BONDS (Continued)
SUPRANATIONAL – 17.8%
Asian Development Bank, 3.20%, 3/11/2026	CNY	10,000,000	$1,524,101
Asian Development Bank, Series EMTN, 2.72%, 1/16/2023	CNY	4,000,000	596,830
Asian Infrastructure Investment Bank (The), Series GMTN, 2.50%, 3/24/2025	CNY	11,000,000	1,615,567
European Bank for Reconstruction & Development, Series GMTN, 2.20%, 12/6/2023	CNY	8,000,000	1,190,362
European Investment Bank, Series EMTN, 2.70%, 4/22/2024	CNY	7,000,000	1,040,642
International Bank for Reconstruction & Development, Series GDIF, 2.00%, 2/18/2026	CNY	7,000,000	1,001,873
New Development Bank (The), 3.00%, 7/7/2025	CNY	10,000,000	1,500,132
			8,469,507
THAILAND – 4.7%
Thailand Government Bond, 2.00%, 12/17/2031	THB	85,000,000	2,247,224
TOTAL FOREIGN BONDS
(Cost $58,315,919)			46,864,114

	Number of Shares
SHORT-TERM INVESTMENTS – 2.2%

Invesco Government & Agency Portfolio - Institutional Class, 1.39%(c)	1,058,140	1,058,140
TOTAL SHORT TERM INVESTMENTS
(Cost $1,058,140)		1,058,140
TOTAL INVESTMENTS – 100.8%
(Cost $59,374,059)		47,922,254
Liabilities in Excess of Other Assets – (0.8%)		(386,162)
TOTAL NET ASSETS – 100.0%		$47,536,092

(a)	Security is considered illiquid and valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of the security is $1,561,644 which represents approximately 3.3% of net assets as of June 30, 2022.
(b)	Level 3 security. The total value of this security is $1,561,644.
(c)	The rate is the annualized seven-day yield at period end.

ETC Gavekal Asia Pacific Government Bond ETF SCHEDULE OF INVESTMENTS (concluded)	June 30, 2022 (Unaudited)

Currency Abbreviations
AUD	:	Australian Dollar
CNY	:	Chinese Yuan
HKD	:	Hong Kong Dollar
IDR	:	Indonesian Rupiah
INR	:	Indian Rupee
JPY	:	Japanese Yen
MYR	:	Malaysian Ringgit
NZD	:	New Zealand Dollar
PHP	:	Philippine peso
RUB	:	Russian Ruble
SGD	:	Singapore Dollar
THB	:	Thai Baht